Inventories, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory, net
Finished goods		$ 2,525	$ 2,084	$ 4,640
Products in process	[1]	52,619	47,652
Spare parts and supplies		76,937	74,033
Inventory gross		132,081	123,769
Provision for impairment of value of inventory		(31,117)	(25,402)
Finished goods [Abstract]
Current portion		77,327	97,973
Inventories, net		23,637	394
Inventories		100,964	98,367
Minera Yanacocha SRL and subsidiary [Member]
Inventory, net
Inventory gross		58,892	60,343
Allowance for obsolescence of materials and supplies (b)		(6,595)	(6,098)	$ (7,515)	$ (7,076)
Finished goods [Abstract]
Current portion		52,297	54,245
Inventories		52,297	54,245
Minera Yanacocha SRL and subsidiary [Member] | Precious metals [Member]
Inventory, net
Inventory gross		12,559	8,021
Minera Yanacocha SRL and subsidiary [Member] | Leach in circuit [Member]
Inventory, net
Inventory gross		3,117	5,158
Minera Yanacocha SRL and subsidiary [Member] | Mill in circuit [Member]
Inventory, net
Inventory gross		2,093	1,332
Minera Yanacocha SRL and subsidiary [Member] | Supplies
Inventory, net
Inventory gross		41,123	45,832
Sociedad Minera Cerro Verde S.A.A. [Member]
Inventory, net
Products in process	[2]	176,813	173,190
Finished goods [Abstract]
Copper cathode		3,826	6,321
Copper concentrate		16,563	23,890
Molybdenum concentrate		700	1,268
Less: Provision for obsolescence of materials and supplies		(104)	(507)
Current portion		566,794	552,197
Inventories, net	[2]	301,075	255,123
Inventories		867,869	807,320
Materials and supplies		$ 368,996	$ 348,035

[1]	Products in process include mainly to mineral in process of El Brocal for 1,527,521 Dried Metric Ton (DMT) amounting to US$32.2 million (1,592,905 DMT amounting to US$31.2 million as of December 31, 2019).
[2]	WIP inventories represent mill and leach stockpiles, which contain higher grade ores (mill stockpiles) and medium and lower grade ores (leach stockpiles) that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or long-term. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.